Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Summary of Significant Accounting Policies [Line Items]
Short-term investments	$ 19,824,675		$ 18,621,251
Interest income	475,922	$ 808,363
Allowance for doubtful accounts	106,801		$ 81,734	$ 125,448
Capitalization for lease	10,000
Warranty costs
Research and development expenses	$ 660,886	$ 609,645
VAT rates	13.00%	13.00%
VAT tax refunds	$ 350,626	$ 361,431
Employee benefit expenses	$ 222,391	$ 244,722
Operating Segments	1
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of short-term investments	2.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of short-term investments	6.00%
Wheelchairs [Member]
Summary of Significant Accounting Policies [Line Items]
Warranty term			10 years
Other Parts of Wheelchairs [Member]
Summary of Significant Accounting Policies [Line Items]
Warranty term			1 year
Wear Items [Member]
Summary of Significant Accounting Policies [Line Items]
Warranty term			6 months